UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2011

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          August 4, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: 108,472 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------------------ -------- -------- ------------------------
                                  TITLE OF                VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                      <F1>
------------------------------ -------------- --------- -------- --------- --- ---- -------- -------- ------- ------- --------
3M CO COM                      COM            88579Y101 5612     59163     SH       SOLE              6520            52643
ALLIED HEALTHCARE PR           COM            019222108 733      185093    SH       SOLE              185093
AVATAR HLDGS INC COM           COM            053494100 1361     89511     SH       SOLE              59568           29943
BARRICK GOLD CORP              COM            067901108 3215     70988     SH       SOLE              3608            67380
BCSB BANCORP INC COM           COM            055367106 468      34000     SH       SOLE              34000
BOLT TECH CORP                 COM            097698104 1182     95300     SH       SOLE              95300
BRT REALTY TRUST               SH BEN INT     055645303 524      83005     SH       SOLE              83005
CHEVRON CORP NEW COM           COM            166764100 250      2435      SH       SOLE                              2435
CISCO SYSTEMS INC              COM            17275R102 4934     316060    SH       SOLE              128490          187570
CLIFTON SVGS BANCORP           COM            18712Q103 266      24067     SH       SOLE              24067
CMS BANCORP INC COM            COM            12600U102 102      11826     SH       SOLE              11826
COLONIAL FINL SVCS             COM            19566B101 774      61186     SH       SOLE              61186
CONS TOMOKA LAND CO            COM            210226106 468      16372     SH       SOLE              16372
CORE MARK HLDG CO              COM            218681104 1092     30600     SH       SOLE              30600
CORNING INC COM                COM            219350105 514      28300     SH       SOLE              28300
CPI AEROSTRUCTURES             COM            125919308 1782     130750    SH       SOLE              130750
EAGLE BANCORP MONT             COM            26942G100 1139     107214    SH       SOLE              107214
ENSCO PLC                      SPONSORED ADR  29358Q109 1311     24600     SH       SOLE              24200           400
ETFS GOLD TR                   SHS            26922Y105 253      1700      SH       SOLE              1200            500
EVOLUTION PETE CORP            COM            30049A107 158      22200     SH       SOLE              22200
EXXON MOBIL CORP COM           COM            30231G102 937      7800      SH       SOLE                              7800
FEDFIRST FINL CORP             COM            31429C101 1457     97782     SH       SOLE              97782
FRIEDMAN INDS INC              COM            358435105 444      41483     SH       SOLE              41483
GOODRICH PETE CORP             COM            382410405 380      20650     SH       SOLE              20650
GRIFFIN LD &                   COM            398231100 373      11489     SH       SOLE              11489
HAMPDEN BANCORP INC            COM            40867E107 397      29900     SH       SOLE              29900
HARDINGE INC                   COM            412324303 1442     132210    SH       SOLE              132210
HELMERICH & PAYNE              COM            423452101 4140     62610     SH       SOLE              20540           42070
HOME BANCORP INC               COM            43689E107 911      61591     SH       SOLE              61591
HOME FED BANCORP INC           COM            43708L108 1271     97261     SH       SOLE              97261
HOPFED BANCORP INC             COM            439734104 848      107197    SH       SOLE              107197
INSTEEL INDS INC COM           COM            45774W108 1036     82612     SH       SOLE              82612
ISHARES SILVER TR              ISHARES        46428Q109 328      9700      SH       SOLE              3000            6700
JOHNSON & JOHNSON              COM            478160104 5660     85091     SH       SOLE              25035           60056
LEGACY BANCORP INC             CL A           52463G105 604      43594     SH       SOLE              43594
LOUISIANA BANCORP              COM            54619P104 164      10400     SH       SOLE              10400
MALVERN FED BANCORP            COM            561410101 509      68400     SH       SOLE              68400
MARKET VECTORS ETF             GOLDMINERS ETF 57060U100 10293    188550    SH       SOLE              137270          51280
MICROSOFT CORP                 COM            594918104 4892     188155    SH       SOLE              87000           101155
NEWMONT MNG CORP COM           COM            651639106 3055     56603     SH       SOLE              1355            55248
NEWPORT BANCORP INC            COM            651754103 226      16200     SH       SOLE              16200
NORTHEAST CMNTY                COM            664112109 373      55015     SH       SOLE              55015
NORWOOD FINL CORP              COM            669549107 507      19446     SH       SOLE              19446
NUCOR CORP COM                 COM            670346105 882      21400     SH       SOLE              21400
OBA FINANCIAL                  COM            67424G101 1280     86495     SH       SOLE              86495
OCEAN SHORE HLDG CO            COM            67501R103 2349     194440    SH       SOLE              194440
OCONEE FED FINL CORP           COM            675607105 634      53600     SH       SOLE              53600
ORITANI FINL CORP              COM            68633D103 1172     91600     SH       SOLE              91600
PEOPLES FEDERAL                COM            711037101 380      27000     SH       SOLE              27000
PFIZER INC COM                 COM            717081103 2498     121245    SH       SOLE              24345           96900
PROVIDENCE &                   COM            743737108 1637     115396    SH       SOLE              115396
QUANEX BLDG PRODS              COM            747619104 295      18000     SH       SOLE              18000
SEACOR HOLDINGS INC            COM            811904101 5465     54670     SH       SOLE              16650           38020
SI FINL GROUP INC MD           COM            78425V104 2705     267800    SH       SOLE              267800
SP BANCORP INC COM             COM            78468K106 1152     98176     SH       SOLE              98176
SPDR GOLD TR                   GOLD SHS       78463V107 13316    91208     SH       SOLE              73048           18160
SUPERIOR INDUSTRIES            COM            868168105 7030     317975    SH       SOLE              197945          120030
WAL MART STORES INC            COM            931142103 1291     24300     SH       SOLE              24300




<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer & Close, Inc. and are considered to be part of the registered investment adviser.

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